Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary of Convertible Redeemable Preferred Shares

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2018 and 2019 are summarized below:

	Series A Shares		Series A1 Shares		Series B1 Shares		Series B2 Shares		Series B3 Shares		Series C1 Shares
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2018	4,945,055	210,478,110	1,373,626	63,416,581	—	—	—	—	—	—	—	—
Issuance of convertible redeemable preferred shares, net of issuance costs.	—	—	—	—	5,420,144	651,736,522	3,895,728	569,316,830	1,751,539	282,249,969	1,595,572	400,521,762
Repurchase of convertible redeemable preferred shares	—	—	—	—	—	—	—	—	—	—	(1,160,416)	(291,005,729)
Foreign exchange impacts	—	10,300,700	—	3,134,288	—	52,030,049	—	47,260,953	—	22,452,981	—	287,512
Accretion on convertible redeemable preferred shares to redemption value	—	15,718,213	—	4,840,875	—	37,001,459	—	31,800,587	—	12,312,158	—	133,451
Conversion to ordinary shares upon IPO	(4,945,055)	(236,497,023)	(1,373,626)	(71,391,744)	(5,420,144)	(740,768,030)	(3,895,728)	(648,378,370)	(1,751,539)	(317,015,108)	(435,156)	(109,936,996)
Balances as of December 31, 2018 and 2019	—	—	—	—	—	—	—	—	—	—	—	—